Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended
	Apr. 30, 2012	Sep. 30, 2012	Dec. 31, 2010	Oct. 31, 2012 Subsequent event	Nov. 09, 2012 Subsequent event	Nov. 09, 2012 Subsequent event Exchange Agreement Magna Notes	Oct. 15, 2012 Subsequent event Forecast Exchange Agreement Magna Notes	Oct. 15, 2012 Subsequent event Forecast Hanover Purchase Agreement Hanover Notes
Subsequent Event [Line Items]
Aggregate principal amount of debt instrument							$ 4,600,000	$ 800,000
Shares issued under agreement	1,000,000	1,000,000	2,137,642			2,100,000
Amount of tranches in which loans are sold								$ 100,000
Additional period granted to regain compliance with NASDAQ's minimum bid price rule under NASDAQ Marketplace Listing Rule 5810(c)(3)(A)				180 days
Minimum bid price under NASDAQ Marketplace Listing Rule 5810(c)(3)(A) (in dollars per share)				$ 1,000,000
Shares issued in connection with the settlement of outstanding accounts payable balances					3,300,000